Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Consolidated net earnings	$ 85,527,000	$ 83,573,000	$ 98,664,000
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	177,211,000	173,407,000	181,537,000
Stock-based compensation expense	7,781,000	11,522,000	14,675,000
Gains on divestitures and sales of assets	(956,000)	(15,494,000)	(4,492,000)
Deferred income taxes	13,929,000	11,324,000	935,000
Excess tax benefits from stock-based compensation transactions	(777,000)		(1,291,000)
Other items, net	2,073,000	1,598,000	4,629,000
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(20,302,000)	(19,375,000)	(20,546,000)
Inventories, net	(9,640,000)	(5,107,000)	1,241,000
Accounts payable	(8,673,000)	30,387,000	8,223,000
Other assets and liabilities, net	(23,484,000)	(12,741,000)	(13,767,000)
Net Cash Provided by Operating Activities	222,689,000	259,094,000	269,808,000
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(151,023,000)	(155,363,000)	(135,916,000)
Acquisitions, net	(160,000)	(91,569,000)	(43,299,000)
Proceeds from divestitures and sales of assets	9,973,000	8,008,000	5,033,000
Loan to affiliate	(2,000,000)
Net Cash Used for Investing Activities	(143,210,000)	(238,924,000)	(174,182,000)
Cash Flows from Financing Activities:
Borrowings of long-term debt	181,000,000	495,000,000	200,000,000
Repayments of long-term debt	(193,655,000)	(470,450,000)	(419,680,000)
Debt issuance costs	(621,000)	(3,329,000)	(80,000)
Change in bank overdraft		(2,123,000)	386,000
Payments on capital lease obligations			(308,000)
Dividends paid	(73,767,000)	(73,648,000)	(73,550,000)
Distributions to owners of noncontrolling interests	(800,000)	(1,000,000)
Purchase of remaining interest in existing subsidiaries		(10,394,000)
Issuances of common stock	6,959,000	1,473,000	3,047,000
Excess tax benefits from stock-based compensation transactions	777,000		1,291,000
Net Cash Used for Financing Activities	(80,107,000)	(64,471,000)	(288,894,000)
Net Decrease in Cash and Cash Equivalents	(628,000)	(44,301,000)	(193,268,000)
Cash and Cash Equivalents, beginning of year	26,022,000	70,323,000	263,591,000
Cash and Cash Equivalents, end of year	25,394,000	26,022,000	70,323,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	53,039,000	60,740,000	68,135,000
Cash paid for income taxes	12,826,000	13,889,000	19,661,000
Rail Cars
Cash Flows from Investing Activities:
Railcar construction advances			(8,997,000)
Repayments of railcar construction advances			$ 8,997,000